Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of Reconciliation of Effective Tax Rate to Statutory Federal Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2021	2020
Federal statutory rate	(21.00)%	(21.00)%
Permanent items	(0.05)%	(0.04)%
Fair market value earnout	(4.72)%	—%
Settlement warrants	13.35%	—%
Stock compensation	(0.02)%	—%
Foreign rate differential	(0.00)%	0.01%
State taxes	(0.05)%	(1.74)%
Increase in valuation allowance	12.62%	23.01%
R&D credit	(0.13)%	(0.24)%
Other	—%	0.00%
Effective tax rate	0.00%	0.00%

Schedule of Components of Income Tax Provision (Benefit)

The components of income tax provision (benefit) are as follows (in thousands):

	As of December 31,
	2021		2020
Federal	$		$
Current		—		—
Deferred		(11,709)		(11,016)
Foreign
Current		—		—
Deferred		(5)		3
State and Local
Current		—		—
Deferred		(42)		(901)
Change in Valuation Allowance		11,756		11,914
Total		$—		$—

Schedule of Deferred Tax Assets and Liabilities

	As of December 31,
	2021	2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$28,053	$8,244
Common stock warrants	1,876	1,406
Foreign net operating loss carryforwards	134	128
Founder share options	—	469
Stock-based compensation	1,584	681
Bonus accrual	100	121
Settlement liability	—	9,006
Other	—	59
R&D credit	500	375
Depreciation	(2)	—
	32,245	20,489
Valuation allowance	(32,245)	(20,489)
Deferred tax assets, net of allowance	$—	$—